Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	$ 127,697,000	$ 105,753,000
Liquidity risk
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	208,515,000	180,643,000
Financial liabilities	221,788,000	192,699,000
Liquidity risk | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	78,536,000	79,629,000
Liquidity risk | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	106,909,000	11,635,000
Liquidity risk | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	32,805,000	96,206,000
Liquidity risk | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,538,000	5,229,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	82,512,000	66,631,000
Financial liabilities	88,436,000	70,775,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	5,924,000	2,072,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	82,512,000	2,072,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	66,631,000
Liquidity risk | Senior Secured Revolving Credit Facility [Member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Secured loans
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	13,192,000	8,596,000
Financial liabilities	14,226,000	9,060,000
Liquidity risk | Secured loans | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	9,398,000	4,988,000
Liquidity risk | Secured loans | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,828,000	4,072,000
Liquidity risk | Secured loans | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Secured loans | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Subordinated unsecured loan
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	20,000,000	17,500,000
Financial liabilities	23,275,000	21,773,000
Liquidity risk | Subordinated unsecured loan | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,310,000	1,221,000
Liquidity risk | Subordinated unsecured loan | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,310,000	1,221,000
Liquidity risk | Subordinated unsecured loan | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	20,655,000	19,331,000
Liquidity risk | Subordinated unsecured loan | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Purchase Payable Non Interest Bearing [Member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	11,993,000	13,026,000
Financial liabilities	12,642,000	13,419,000
Liquidity risk | Purchase Payable Non Interest Bearing [Member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,214,000	13,419,000
Liquidity risk | Purchase Payable Non Interest Bearing [Member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,214,000	0
Liquidity risk | Purchase Payable Non Interest Bearing [Member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,214,000	0
Liquidity risk | Purchase Payable Non Interest Bearing [Member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Other liabilities (included in long-term debt)
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value		120,000
Financial liabilities		120,000
Liquidity risk | Other liabilities (included in long-term debt) | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities		120,000
Liquidity risk | Other liabilities (included in long-term debt) | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities		0
Liquidity risk | Other liabilities (included in long-term debt) | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities		0
Liquidity risk | Other liabilities (included in long-term debt) | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities		0
Liquidity risk | Lease liabilities [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	18,516,000	21,263,000
Financial liabilities	20,499,000	24,045,000
Liquidity risk | Lease liabilities [member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,545,000	4,302,000
Liquidity risk | Lease liabilities [member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	5,219,000	4,270,000
Liquidity risk | Lease liabilities [member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	7,197,000	10,244,000
Liquidity risk | Lease liabilities [member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,538,000	5,229,000
Liquidity risk | Trade Payable
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	53,145,000	53,507,000
Financial liabilities	53,145,000	53,507,000
Liquidity risk | Trade Payable | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	53,145,000	53,507,000
Liquidity risk | Trade Payable | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Trade Payable | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Liquidity risk | Trade Payable | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	$ 0
Liquidity risk | Contingent consideration [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	9,157,000
Financial liabilities	9,565,000
Liquidity risk | Contingent consideration [member] | Less than one year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0
Liquidity risk | Contingent consideration [member] | One to two years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	8,826,000
Liquidity risk | Contingent consideration [member] | Two to five years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	739,000
Liquidity risk | Contingent consideration [member] | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	$ 0